UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
OPERATING ACTIVITIES
Loss for the period	$ 1,238,501	$ (8,426,279)	$ (1,439,963)	$ (4,514,279)
Adjustments to reconcile profit to net cash flows
Income tax			8,762,427	5,697,549
Financial results			14,814,046	18,028,495
Depreciation of property, plant and equipment			2,556,422	2,960,156
Amortization of intangible assets			5,474,971	5,191,521
Depreciation of leased assets			1,711,256	1,837,532
Transactional expenses				3,634,992
Share-based incentive and stock options			8,527,214	2,062,345
Share of profit or loss of joint ventures and associates	(2,052,296)	(40,048)	(3,560,967)	(882,288)
Loss of participation in joint ventures and associates				7,853
Provisions for contingencies			49,090	39,847
Allowance for impairment of trade debtors			296,051	468,992
Allowance for obsolescence			282,836	481,332
Initial recognition and changes in the fair value of biological assets			(338,128)	(351,477)
Changes in the net realizable value of agricultural products after harvest			2,192,558	1,736,959
Gain or loss on sale of equipment and intangible assets			(33,521)	(111,728)
Working capital adjustments
Trade receivables			(38,431,478)	(63,042,799)
Other receivables			3,281,861	(6,589,310)
Income and minimum presumed income taxes payable			8,670,430	(3,869,723)
Inventories and biological assets			13,725,208	(23,455,328)
Trade and other payables			11,867,420	12,216,345
Employee benefits and social security			(1,388,050)	2,185,006
Deferred revenue and advances from customers			(2,698,249)	53,775,013
Income taxes paid				(2,772,608)
Interest collected			1,204,931	3,493,607
Inflation effects on working capital adjustments			323,421	658,967
Net cash flows generated by operating activities			35,849,786	8,886,971
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			45,268	118,914
Net cash received from business combination				4,373,265
Investment in financial assets			(16,363,130)	(13,813,944)
Purchase of property, plant and equipment			(6,070,237)	(3,824,078)
Capitalized development expenditures			(4,454,893)	(5,926,539)
Purchase of intangible assets			(219,829)	(148,075)
Net cash flows used by investing activities			(27,062,821)	(19,220,457)
FINANCING ACTIVITIES
Proceeds from borrowings			69,810,628	136,880,982
Repayment of borrowings and financed payments			(79,250,768)	(78,971,568)
Interest payments			(12,168,664)	(9,678,974)
Other financial proceeds or payments, net			(1,288,813)	(3,588,240)
Purchase of own shares			(734,388)	(2,291,365)
Leased assets payments			(2,493,617)	(1,553,958)
Cash dividend distributed by subsidiary			(151,612)	(452,129)
Net cash flows (used) generated by financing activities			(26,277,234)	40,344,748
Net (decrease) increase in cash and cash equivalents			(17,490,269)	30,011,262
Inflation effects on cash and cash equivalents			(10,495)	(56,375)
Cash and cash equivalents as of beginning of the period			48,129,194	33,475,266	$ 33,475,266
Effect of exchange rate changes on cash and equivalents			(6,226,493)	5,119,869
Cash and cash equivalents as of the end of the period	$ 24,401,937	$ 68,550,022	$ 24,401,937	$ 68,550,022	$ 48,129,194